NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Current	$ 15,696	$ 10,764
Non-current	112,173	92,445
Total	$ 127,869	$ 103,209